                        DAVIS NEW YORK VENTURE FUND, INC.
                      CERTIFICATION PURSUANT TO RULE 497(J)

The undersigned on behalf of Davis New York Venture Fund, Inc. ("the
Registrant") hereby certifies that the form of prospectus and Statement of
Additional Information that would have been filed under Rule 497(c) would not have materially differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  December 1, 2006

Davis New York Venture Fund, Inc.

By: /s/ Thomas D. Tays
-----------------------------
Thomas D. Tays, Secretary